Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%

CHINA — 98.1%
Alibaba Group Holding Ltd. *	11,300	$143,120
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,260	24,445
BeiGene Ltd. *	2,991	49,784
Beijing United Information Technology Co., Ltd., Class A	2,130	25,723
Brilliance China Automotive Holdings Ltd.	34,000	14,943
Centre Testing International Group Co., Ltd., Class A	9,500	28,345
China Merchants Bank Co., Ltd., Class H	13,500	68,553
Contemporary Amperex Technology Co., Ltd., Class A	1,000	59,192
Dongguan Yiheda Automation Co., Ltd., Class A	1,800	13,822
ENN Energy Holdings Ltd.	2,100	28,755
Estun Automation Co., Ltd., Class A	11,800	48,165
Fuyao Glass Industry Group Co., Ltd., Class H	6,000	26,162
Geely Automobile Holdings Ltd.	19,000	24,484
Glodon Co., Ltd., Class A	3,100	33,519
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,100	12,847
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,600	46,176
Haier Smart Home Co., Ltd., Class H	9,400	29,434
Hangzhou Robam Appliances Co., Ltd., Class A	4,800	19,824
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,600	22,295
Huayu Automotive Systems Co., Ltd., Class A	10,800	26,302
JD.com, Inc., Class A	3,569	77,933
Jiangsu Azure Corp., Class A	8,600	17,988
KE Holdings, Inc. ADR *	289	5,445
KE Holdings, Inc., Class A *	2,367	14,768
Kingdee International Software Group Co., Ltd. *	15,000	24,231
Kingsoft Corp., Ltd.	6,400	31,462
Kuaishou Technology *	2,000	15,379
Kweichow Moutai Co., Ltd., Class A	400	105,664
Li Ning Co., Ltd.	8,000	62,911
LONGi Green Energy Technology Co., Ltd., Class A	3,900	22,949
Medlive Technology Co., Ltd.	9,000	12,433
Meituan, Class B *	4,890	88,715
Midea Group Co., Ltd., Class A	4,800	37,559
Minth Group Ltd.	6,000	18,211
NetEase, Inc.	2,100	37,071
PDD Holdings, Inc. ADR *	389	29,525
Ping An Bank Co., Ltd., Class A	22,100	40,272
Ping An Insurance Group Co. of China Ltd., Class H	14,000	90,569
Pop Mart International Group Ltd.	4,400	11,982
Proya Cosmetics Co., Ltd., Class A	1,640	43,427
SG Micro Corp., Class A	1,290	29,189
Shandong Sinocera Functional Material Co., Ltd., Class A	10,900	44,992
Shenzhen Inovance Technology Co., Ltd., Class A	4,900	50,199
Shenzhen Megmeet Electrical Co., Ltd., Class A	7,725	30,963
Shenzhou International Group Holdings Ltd.	3,000	31,470
Sinocare, Inc., Class A	4,300	20,147
Sungrow Power Supply Co., Ltd., Class A	1,100	16,822
Sunny Optical Technology Group Co., Ltd.	1,700	20,513
Tencent Holdings Ltd.	4,100	200,364
Topchoice Medical Corp., Class A *	1,100	20,686
Weichai Power Co., Ltd., Class H	15,000	24,069
WuXi AppTec Co., Ltd., Class H	1,900	19,898
Yifeng Pharmacy Chain Co., Ltd., Class A	2,000	16,863
Yonyou Network Technology Co., Ltd., Class A	8,700	31,900
Yunnan Energy New Material Co., Ltd., Class A	900	14,934
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	13,700	51,293

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
Zijin Mining Group Co., Ltd., Class H	30,000	$50,051
		2,208,737
TOTAL INVESTMENTS — 98.1%
(cost $2,877,744)		$2,208,737
Other assets less liabilities — 1.9%		42,718
NET ASSETS — 100.0%		$2,251,455

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$49,913	$2,158,824	$—	$2,208,737
Total	$49,913	$2,158,824	$—	$2,208,737

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.